Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

Management has evaluated subsequent events according to ASC TOPIC 855 as of the date of the financial statements and has determined that the following subsequent events are reportable.

-	On July 21, 2022 Andrew Van Noy resigned as Chief Executive Officer of the Company and will continue to serve as Chairman of the Board of the Company.

-	Only July 21, 2022 Gerald Hug was appointed as Director and Chief Executive Officer of the Company.

On July 28, 2022, the “Company” entered into an amendment to the Company’s purchase agreement, dated March 28, 2022 (the “Purchase Agreement”) with GHS Investments, LLC (“GHS”). As previously disclosed, the Purchase Agreement provides that, subject to the conditions and limitations set forth therein, the Company may sell to GHS, in its discretion, up to $10,000,000 of shares of the Company’s common stock. Under the amendment, the “Purchase Price” under the Purchase Agreement is no longer subject to a floor and is defined as the lower of (a) 90% of the lowest traded price during the Valuation Period (as defined under the Purchase Agreement) or (b) the closing price for the Company’s common stock on the trading day preceding the date of the purchase notice provided under the Purchase Agreement.

18.	SUBSEQUENT EVENTS.

On February 1, 2022, we granted non-qualified stock options to purchase up to 122,500,000 shares of our common stock to five board members, three of which are independent, and one employee, at an exercise price of $0.0295 per share. The stock options vest equally over a period of 36 months and expire February 1, 2025. These options allow the optionee to exercise on a cashless basis, resulting in no cash payment to the Company upon exercise, anytime after March 1, 2022.

On March 28, 2022, the Company entered into a purchase agreement with an accredited investor to purchase up to $10,000,000 shares (“Purchase Shares”) of the Company’s Common Stock. The Company has the right, in its sole discretion, subject to the conditions and limitations in the Purchase Agreement, to direct the Investor, by delivery of a purchase notice from time to time (a “Purchase Notice”) to purchase (each, a “Purchase”) over the one-year term of the Purchase Agreement, a minimum of $10,000 and up to a maximum of the lower of: (1) one hundred percent (100%) of the average daily trading dollar volume of the Company’s common stock during the ten trading days preceding the Purchase Date; or (2) one million dollars ($1,000,000), provided that the parties may agree to waive such limitations. The aggregate value of Purchase Shares sold to the Investor may not exceed $10,000,000. Each Purchase Notice will set forth the Purchase Price and number of Purchase Shares in accordance with the terms of the Purchase Agreement. The number of Purchase Shares the Company issue under each Purchase will be equal to 112.5% of the Purchase Amount sold under such Purchase, divided by the Purchase Price per share (as defined under the Purchase Agreement). The Purchase Price is defined as the lower of (a) 90% of the lowest volume weighted average price during the Valuation Period; or (b) the closing price for the Company’s common stock on the trading day preceding the date of the Purchase Notice. The Purchase Price will be subject to a floor of $.01 per share, at or below which the Company will not deliver a Purchase Notice. The Valuation Period is the ten consecutive business days immediately preceding, but not including the date a Purchase Notice is delivered.